SEGMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
Schedule of Operating Income by Segment
	Three Months Ended June 30, 2026
	OEM of Heat Transfer Solutions and Aviation Accessories	MRO Services for Heat Transfer Components and OEM of Heat Transfer Solutions	MRO Services for Aviation Components and Lease	Overhaul and Coating of Jet Engine Components	Elimination of Intercompany sales	Consolidated

Revenues - external	$11,131	$11,902	$27,641	$2,264	$-	$52,938
Revenues - internal	-	103	63	-	(166)	-

Cost of revenues	8,252	8,697	21,325	1,540	(196)	39,618
Gross profit	2,879	3,308	6,379	724	30	13,320

Research and development	192	298	-	45	-	535
Selling and marketing	697	491	1,175	167	-	2,530
General and administrative	1,198	1,018	2,202	214	-	4,632
Operating income	$792	$1,501	$3,002	$298	$30	5,623

Gain on sale of equity investment						4,324
Interest expenses						(182)
Other financial expenses, net						(368)
Income before taxes						$9,397

	Three Months Ended June 30, 2025
	OEM of Heat Transfer Solutions and Aviation Accessories	MRO Services for Heat Transfer Components and OEM of Heat Transfer Solutions	MRO Services for Aviation Components and Lease	Overhaul and Coating of Jet Engine Components	Elimination of Intercompany sales	Consolidated

Revenues - external	$9,555	$11,301	$19,996	$2,252	$-	$43,104
Revenues - internal	53	277	-	-	(330)	-

Cost of revenues	6,714	8,139	16,700	1,083	(357)	32,279
Gross profit	2,894	3,439	3,296	1,169	27	10,825

Research and development	171	172	-	(103)	-	240
Selling and marketing	452	582	1,009	142	-	2,185
General and administrative	1,403	944	1,455	163	-	3,965
Operating income	$868	$1,741	$832	$967	$27	4,435

Financial expenses, net						(1,100)
Income before taxes						$3,335

	Six Months Ended June 30, 2026
	OEM of Heat Transfer Solutions and Aviation Accessories	MRO Services for Heat Transfer Components and OEM of Heat Transfer Solutions	MRO Services for Aviation Components and Lease	Overhaul and Coating of Jet Engine Components	Elimination of Intercompany sales	Consolidated

Revenues - external	$21,829	$22,933	$44,503	$4,820	$-	$94,085
Revenues - internal	42	195	74	-	(311)	-

Cost of revenues	15,974	16,290	35,790	3,079	(399)	70,734
Gross profit	5,897	6,838	8,787	1,741	88	23,351

Research and development	443	547	-	116	-	1,106
Selling and marketing	1,375	993	2,006	338	-	4,712
General and administrative	2,555	2,114	3,787	469	-	8,925
Operating income	$1,524	$3,184	$2,994	$818	$88	8,608

Gain on sale of equity investment						4,324
Interest expenses						(330)
Other financial expenses, net						(181)
Income before taxes						$12,421

	Six Months Ended June 30, 2025
	OEM of Heat Transfer Solutions and Aviation Accessories	MRO Services for Heat Transfer Components and OEM of Heat Transfer Solutions	MRO Services for Aviation Components and Lease	Overhaul and Coating of Jet Engine Components	Elimination of Intercompany sales	Consolidated

Revenues - external	$19,304	$23,210	$38,294	$4,438	$-	$85,246
Revenues - internal	390	845	-	-	(1,235)	-

Cost of revenues	13,887	16,962	32,745	2,191	(1,318)	64,467
Gross profit	5,807	7,093	5,549	2,247	83	20,779

Research and development	320	312	-	(68)	-	564
Selling and marketing	903	1,136	1,797	277	-	4,113
General and administrative	2,480	1,739	2,958	320	-	7,497
Operating income	$2,104	$3,906	$794	$1,718	$83	8,605

Financial expenses, net						(1,158)
Income before taxes						$7,447

Schedule of Assets, Depreciation and Amortization, and Capital Expenditures by Segment
	Six Months Ended June 30, 2026
	OEM of Heat Transfer Solutions and Aviation Accessories	MRO Services for Heat Transfer Components and OEM of Heat Transfer Solutions	MRO Services for Aviation Components and Lease	Overhaul and Coating of Jet Engine Components	Amounts not allocated to segments	Consolidated

Total assets	$70,279	$50,686	$115,719	$10,762	$(859)	$246,587
Depreciation and amortization	533	584	1,483	184	(80)	2,704
Expenditure for segment assets	989	354	1,037	278	-	2,658

	Year Ended December 31, 2025
	OEM of Heat Transfer Solutions and Aviation Accessories	MRO Services for Heat Transfer Components and OEM of Heat Transfer Solutions	MRO Services for Aviation Components and Lease	Overhaul and Coating of Jet Engine Components	Amounts not allocated to segments	Consolidated

Total assets	$78,541	$45,305	$93,473	$10,321	$(911)	$226,729
Depreciation and amortization	905	1,107	2,894	356	(161)	5,101
Expenditure for segment assets	3,179	839	7,180	225	-	11,423